GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill

The following table presents changes in goodwill:

	December 31,
	2012	2013
Goodwill at the beginning of the year	61,060,783	77,782,117
Additions due to acquisitions	16,721,334	18,473,429
Goodwill at the end of the year	77,782,117	96,255,546

Schedule of Intangible Assets

Intangible assets consisted of the following:

	December 31,
	2012	2013
Intangible assets with indefinite lives	1,740,000	-
Intangible assets with definite lives, net	12,972,153	16,366,145
Total intangible assets, net	14,712,153	16,366,145

Schedule of Acquired Indefinite-lived Intangible Assets

Intangible assets with indefinite lives from acquisitions consisted of the following:

	December 31,
	2012	2013
Trade names	3,600,000	1,740,000
Less: charges related to intangible assets	(1,860,000)	(1,740,000)
Total intangible assets with indefinite lives, net	1,740,000	-

Schedule of Acquired Finite-lived Intangible Assets

Intangible assets with definite lives from acquisitions consisted of the following:

	December 31,
	2012	2013
Customer lists	10,191,240	9,191,240
Trade names	6,070,000	9,776,912
Copyrights	192,000	192,000
Internet domain names	3,903,650	3,903,650
Self-developed software	-	4,828,942
Less: accumulated amortization	(7,007,170)	(10,972,032)
charges related to intangible assets	(377,567)	(554,567)
Total intangible assets with definite lives, net	12,972,153	16,366,145
Useful lives of intangible assets with definite lives, in years	3-5	3-5

Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired

The annual estimated amortization expense of the acquired intangible assets for each of the next five years is as follows:

Amortization
2014	5,843,527
2015	5,628,350
2016	3,106,285
2017	1,223,882
2018	564,101
Total	16,366,145